Inventory	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Inventory Disclosure [Abstract]
INVENTORY	NOTE 4 - INVENTORY At December 31 and September 30, 2018, inventory consists of finished goods and was valued at $307,158 and $533,106, respectively.	NOTE 4 - INVENTORY At September 30, 2018 and 2017, inventory consists of finished goods and was valued at $533,106 and $681,057, respectively.